ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2025
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Schedule of condensed statements of operations

	For the year ended December 31
	2023	2024	2025
	RMB	RMB	RMB	USD
				(note 2 (ak))
	(RMB in thousands)
Net revenue	—	—	—	—
Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Total operating expenses	(590,323)	(324,964)	(203,692)	(29,128)

Loss from operations	(590,323)	(324,964)	(203,692)	(29,128)

Share of income from subsidiaries and affiliates	4,055,054	93,252	(4,165,946)	(595,723)

Interest expenses	(19,962)	(25,511)	(5,041)	(721)
Interest income	23,376	15,203	4,886	699
Exchange gain/(loss)	10,831	(26,914)	(6,007)	(859)
Change in fair value of convertible senior notes	(31,188)	323,474	—	—
Income before income taxes	3,447,788	54,540	(4,375,800)	(625,732)
Income tax expenses	(345)	—	(134)	(19)
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders	3,447,443	54,540	(4,375,934)	(625,751)

Schedule of condensed balance sheets

	December 31, 2024	December 31, 2025
	RMB	RMB	USD
			(note 2 (ak))
	(RMB in thousands)
ASSETS
Current assets:
Cash and cash equivalent	124,313	96,771	13,838
Due from subsidiaries	358,722	130,028	18,593
Other current assets	2,049	2,020	289
Total current assets	485,084	228,819	32,720
Investments in subsidiaries	19,608,702	15,625,438	2,234,408
Total assets	20,093,786	15,854,257	2,267,128

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Due to subsidiaries	26,214	26,674	3,814
Short-term borrowings	162,140	—	—
Convertible senior notes	—	—	—
Other current liabilities	6,523	3,065	438
Total current liabilities	194,877	29,739	4,252

Shareholders’ equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 211,083,301 and 209,551,893 shares issued as of December 31, 2024 and December 31, 2025, respectively)	29	29	4
Additional paid-in capital	11,245,665	11,834,567	1,692,321
Accumulated other comprehensive loss	225,141	212,071	30,326
Treasury stock, at cost; 5,574,244 and 122,540 ordinary shares as of December 31, 2024 and December 31, 2025	(216,507)	(3,970)	(568)
Retained earnings	8,644,581	3,781,821	540,793
Total shareholders’ equity	19,898,909	15,824,518	2,262,876

Total liabilities and shareholders’ equity	20,093,786	15,854,257	2,267,128

Schedule of condensed cash flows

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
				(note 2 (ak))
	(RMB in thousands)
Cash flows from operating activities:
Net income	3,447,443	54,540	(4,375,934)	(625,751)
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation charges	582,596	319,452	198,120	28,331
Change in fair value of convertible senior notes	31,188	(323,474)	—	—
Share of income from subsidiaries	(4,055,054)	(93,252)	4,165,946	595,723
Exchange (gain)/loss	(10,831)	26,914	6,007	859
Changes in operating assets and liabilities:
Decrease in due from subsidiaries	(206,412)	—	—	—
Decrease in due from a related party	3,454	—	—	—
(Increase)/decrease in other current assets	34	—	31	5
Increase/(Decrease) in due to subsidiaries	25,829	(412)	—	—
Increase/(decrease) in other current liabilities	(460)	10	(3,462)	(496)
Net cash used in operating activities	(182,213)	(16,222)	(9,292)	(1,329)

Cash flows from investing activities:
Cash collection for loans from subsidiaries	553,984	633,977	370,108	52,925
Cash paid for loans to subsidiaries	—	—	(7,087)	(1,013)
Net cash used in investing activities	553,984	633,977	363,021	51,912

Cash flows from financing activities:
Proceeds from exercise of share options	—	3,691	—	—
Repurchase of shares	(79,282)	(874,964)	(3,970)	(568)
Repayments of borrowing	—	(543,675)	(162,140)	(23,186)
Proceeds from bank borrowings	179,425	526,390	—	—
Dividend distribution	(559,599)	(547,686)	(486,826)	(69,615)
Dividends received from a subsidiary (offset with loans to the subsidiary)	—	550,880	277,000	39,610
Net cash provided by/(used in) financing activities	(459,456)	(885,364)	(375,936)	(53,759)

Effect of foreign exchange rate changes on cash and cash equivalents	9,934	(22,767)	(5,337)	(762)

Net decrease in cash and cash equivalents	(77,751)	(290,376)	(27,542)	(3,938)
Cash and cash equivalents, beginning of year	492,440	414,689	124,313	17,776
Cash and cash equivalents, end of year	414,689	124,313	96,771	13,838

Supplemental disclosure of non-cash investing and financing cash flow information
Conversion of convertible senior notes to ordinary shares	247,290	465,167	—	—
Offset of dividend receivable with loans to a subsidiary	—	610,000	—	—